Shareholder Fees - Perkins Discovery Fund - Investor	Jul. 29, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Exchange Fee (as a percentage of Amount Redeemed)	0.00%